Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
Software	$ 43,254	$ 46,814
Trademark	6,569
Less: accumulated amortization	(43,254)	(46,814)
Intangible assets, net	$ 6,569